Shareholders' Equity and Equity incentive Plan	12 Months Ended
Dec. 31, 2025
Convertible Preferred Shares, Shareholders’ Deficit And Equity Incentive Plan [Abstract]
Shareholders’ Equity and Equity incentive Plan
9.	Shareholders’ Equity and Equity incentive Plan

A.	General:

The Ordinary Shares entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company, and to receive dividends, if declared.

B.	Share options plans:

In 2013, the Company adopted the Global-e Online Ltd. 2013 Share Incentive Plan (“2013 Plan”), under which the Company may grant various forms of equity incentive compensation at the discretion of the board of directors, including share options. The awards have varying terms but generally vest over four years. Share options expire between 7 and 10 years after the date of grant. The Company issues new Ordinary Shares upon exercise of share options.

In February 2019, the Company extended the contractual term for all share option grants from 7 years to 10 years. The Company concluded that the extension of the contractual term for all share option grants modified the terms of all outstanding share options held by employees and non-employees.

The Company no longer grants any awards under the 2013 Plan as it was superseded by the 2021 Plan, although previously granted awards remain outstanding. Ordinary Shares subject to outstanding options granted under the 2013 Plan that expire or become unexercisable without having been exercised in full will become available again for future grant under the 2021 Plan.

The 2021 Share Incentive Plan, or the 2021 Plan, was adopted by the Company’s board of directors on March 1, 2021. The 2021 Plan provides for the grant of equity-based incentive awards to the Company’s employees, directors, office holders, service providers and consultants in order to incentivize them to increase their efforts on behalf of the Company and to promote the success of the Company’s business.

The maximum number Ordinary Shares available for issuance under the 2021 Plan is equal to the sum of (i) 13,500,000 shares, (ii) any shares subject to awards under the 2013 Plan which have expired, or were cancelled, terminated, forfeited or settled in cash in lieu of issuance of shares or became unexercisable without having been exercised, and (iii) an annual increase on the first day of each year beginning in 2022 and on January 1st of each calendar year thereafter during the term of the Plan, equal to five percent (5%) of the outstanding Ordinary Shares of the Company on the last day of the immediately preceding calendar year. No more than 13,500,000 Ordinary Shares may be issued upon the exercise of incentive stock options, or ISOs. If permitted by the Company’s board of directors, shares tendered to pay the exercise price or withholding tax obligations with respect to an award granted under the 2021 Plan or the 2013 Plan may again be available for issuance under the 2021 Plan. The Company’s board of directors may also reduce the number of Ordinary Shares reserved and available for issuance under the 2021 Plan in its discretion.

A summary of share option activity under the Company’s equity incentive plan and related information is as follows:

	Options Outstanding
	Outstanding Share Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
	(in thousands, except share, life and per share data)

Balance as of December 31, 2024	6,259,264	$2.74	4.51	$324,172
Granted	-
Exercised	(550,080)	2.37		19,638
Forfeited	-
Balance as of December 31, 2025	5,709,184	$2.78	3.51	$208,585

Exercisable as of December 31, 2025	5,709,184	$2.78	3.51	$208,585

During the year ended December 31, 2023, 2024 and 2025 no share options were granted. For the years ended December 31, 2023, 2024 and 2025 the total intrinsic value of the options exercised were $48,312, $78,941 and $19,638, respectively.

A summary of RSU’s activity under the Company’s equity incentive plan and related information is as follows:

	Amount of RSU’s	Weighted average grant date fair value
Unvested as of December 31, 2024	2,088,945	$32.74
Granted	1,638,137	32.59
Vested	(1,203,317)	31.99
Forfeited	(224,314)	33.67

Unvested as of December 31, 2025	2,299,451	$32.93

As of December 31, 2023, 2024 and 2025, unrecognized share-based compensation cost related to unvested RSU’s was $49,315, $56,442 and $63,097, respectively, which are expected to be recognized over a weighted-average period of 2.38, 2.42 and 2.36 years. The total fair value of the vested RSUs’ amounted to $26,044, $37,430 and $38,489, respectively.

The weighted average fair values at grant date of RSUs granted for the years ended December 2023, 2024 and 2025 were $28.55, $34.29 and $32.59, respectively.

Share-Based Compensation

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year Ended December 31,
	2023	2024	2025
	(in thousands)
Cost of revenue	$639	$929	$1,044
Research and development	26,266	17,291	17,325
Sales and marketing	4,259	5,836	6,386
General and administrative	13,796	15,102	14,590

Total share-based compensation expense	$44,960	$39,158	$39,345

The Company has the following Ordinary Shares reserved for future issuance:

	December 31,
	2024	2025
Outstanding share options	6,259,264	5,709,184
Unvested RSU’s	2,088,945	2,299,451
Remaining shares available for future issuance under the Incentive Plan	17,099,715	15,685,892

Total shares of ordinary shares reserved	25,447,924	23,694,527

Ordinary Share warrants

Ordinary Share warrants are included as a component of additional paid in capital within the consolidated balance sheets.

During the year ended December 31, 2021, the Company granted warrants to purchase 19,604,239 shares of Ordinary Shares in connection with a commercial agreement with Shopify Inc, which were all vested and exercised as of December 31, 2023. The exercise price was $0.01 per share, and the term of the warrants was 10 years. The Company valued the warrants at the grant date using the Black-Scholes-Merton option pricing model. In connection with these warrants, the Company recognized an asset of $470.5 million associated with the fair value of the warrants.

During the year ended December 31, 2022, the Company granted warrants to purchase 1,289,064 shares of Ordinary Shares in connection with a commercial agreement with Shopify Inc which were all vested and exercised. The exercise price was $0.01 per share, and the term of the warrants was 10 years. The Company valued the warrants at the fair market value at the grant date. In connection with these warrants, the Company recognized an asset of $81.7 million as of December 31, 2022, associated with the fair value of the warrants.

During the year ended December 31, 2022, the Company granted warrants of up to an aggregate of 738,081 Ordinary Shares which will vest upon the achievements of certain performance milestones. As of December 31, 2024, all three milestones have been completed and 738,081 warrants to Ordinary Shares were exercised by Shopify Inc for the price of $0.01 per share.

This asset is recorded in the Company’s consolidated balance sheets. Refer to note 7.

Share Repurchase Program

During the year ended December 31, 2025, the Company’s board of directors approved a Share Repurchase Program. Under the Share Repurchase Program the Company is authorized to repurchase of the Company’s outstanding ordinary shares in an aggregate amount of up to $200,000. As of December 31, 2025, the Company repurchased 1,835,049 ordinary shares for an aggregate amount of $72,253, including $36 broker fees, at an average price of $39.37 per share. The ordinary shares purchased were cancelled subsequent to their purchase, returned to the unallocated share pool and are no longer outstanding.